Leasing	12 Months Ended
Dec. 31, 2023
Leasing
Leasing
18.
LEASING

The Company recognized a right of use and a lease liability for the following contracts which contain a lease in accordance with IFRS 16:

•
Leasing of commercial real estate used for serving customers;
•
Leasing of building used as administrative headquarter;
•
Leasing of commercial vehicles used in operations.

The discount rates were obtained based on incremental borrowing rate, as follows:

Incremental borrowing rate	Annual rate (%)	Monthly rate (%)
Contracts entered – 2022 (1)
Up to five years	6.48	0.53
Six to ten years	6.59	0.54
Eleven to fifteen years	6.64	0.54
Sixteen to thirty years	6.65	0.54

Contracts entered – 2023 (1)
Up to seven years	6.82	0.55
Eight to nine years	6.90	0.56
Ten to twelve years	6.99	0.57
Thirteen to twenty-two years	7.19	0.58

(1)
Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.
a)
Right of use assets

The right-of-use assets were valued at cost, corresponding to the amount of the initial measurement of the lease liabilities, adjusted by its remeasurements, and amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

Changes in the right of use asset are as follows:

	Real estate property	Vehicles	Total
Balances at December 31, 2021	192	34	226
Amortization (1)	(14)	(40)	(54)
Right of use acquired in a business combination	5	-	5
Disposals (contracts terminated)	(9)	(1)	(10)
Addition	24	117	141
Remeasurement (2)	16	5	21

Balances at December 31, 2022	214	115	329

Amortization (1)	(12)	(37)	(49)
Business combination adjustment	8	-	8
Disposals (contracts terminated)	(8)	(5)	(13)
Addition	31	24	55
Remeasurement (2)	13	55	68

Balances at December 31, 2023	246	152	398

(1)
Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.719 in 2023 (R$0.641 in 2022).
(2)
The Company have identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.
b)
Leasing liabilities

The liability for leasing agreements is measured at the present value of lease payments to be made over the lease term, discounted at the Company’s incremental borrowing rate. The liability carrying amount is remeasured to reflect leases modifications.

The changes in the lease liabilities are as follows:

Balances at December 31, 2021	244

Addition	141
Lease obligation arising from business combination	5
Accrued interest	29
Payment of principal portion of lease liability	(66)
Payment of interest	(4)
Disposals (contracts terminated)	(16)
Remeasurement (2)	21
Balances at December 31, 2022	354

Addition	55
Lease obligation arising from business combination	3
Accrued interest (1)	38
Payment of principal portion of lease liability	(67)
Payment of interest	(5)
Disposals (contracts terminated)	(13)
Remeasurement (2)	68
Balances at December 31, 2023	433

Current liabilities	79
Non-current liabilities	354

(1)
Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$2 in 2023 (R$2 on December 31, 2022).
(2)
The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.

Additions and settled in leases are non-cash transactions, and therefore are not reflected in the Statements of Cash Flows.

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	888	433
Potential PIS/Pasep and Cofins (9.25%)	59	21

For lease liability and right of use measuring and remeasuring, the Company used the technique of discounted cash flow, without considering projected future inflation in the flows to be discounted, as per the prohibition imposed by IFRS 16.

The cash flows of the leasing contracts are, in their majority, updated by the IPCA inflation index, annually. Below is an analysis of maturity of lease contracts:

2024	80
2025	90
2026	79
2027	67
2028	34
2029 at 2048	538

Undiscounted values	888

Embedded interest	(455)

Lease liabilities	433

Accounting policy

Right of use assets

Right-of-use assets are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of Right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to leases that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

Estimations and judgments

For lease liability and right of use measuring and remeasuring, the Company used the technique of discounted cash flow, without considering projected future inflation in the flows to be discounted, as per the prohibition imposed by IFRS 16.

Right of use assets

Right-of-use assets are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of Right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as described in Note 18.

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, amortization is calculated using the estimated useful life of the asset.

Lease liabilities

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Company recognize separately the expenses of interest on the leasing liability and the expense of depreciation of the asset of the right to use.